Capital and Reserves (Schedule of Share Capital) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Issued and paid at January 1	1,006,046	1,006,046	1,005,845
Exercise of share options	4,400		201
Issued and paid at December 31	1,010,446	1,006,046	1,006,046